Fair Values Of Financial Instruments - Instruments Measured At Fair Value Were Transferred From Level 2 To Level 1 Of The Fair Value Hierarchy (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 0
Treasury Bonds adjusted by 1.55% CER in pesos maturing 07-26-2024 [member]
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	51,382,569	$ 0
Treasury Bonds adjusted by 2.00% CER in pesos maturing 11-09-2026 [member]
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 33,984	$ 0